Investment Objectives and Goals - Cutler Equity Fund	Oct. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY CUTLER EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek current income and long-term capital appreciation.